LONG TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2013
LONG TERM INVESTMENTS
Schedule of long term investments
	December 31,
	2012	2013
	RMB’000	RMB’000	US$’000

PRC Fund	6,103	7,603	1,256
United States Fund	9,033	13,847	2,287

	15,136	21,450	3,543